TAX SITUATION, Summary (Details) - Regime	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2020
Income Tax [Abstract]
Applicable tax rate	29.50%	29.50%	29.50%
Percentage of profit sharing	5.00%	5.00%	5.00%
Average effective tax rate	(28.15%)	(27.58%)	(30.78%)
Bolivia [Member]
Income Tax [Abstract]
Applicable tax rate	25.00%	25.00%
Percentage of additional rate if return on equity exceeds	6.00%
Tax rate effect from change in tax rate	25.00%
Average effective tax rate	50.00%
Chile [Member]
Income Tax [Abstract]
Number of tax regimes				2
Chile [Member] | Minimum [Member]
Income Tax [Abstract]
Tax rate effect from change in tax rate	35.00%
Chile [Member] | Maximum [Member]
Income Tax [Abstract]
Tax rate effect from change in tax rate	4.00%
Country of Domicile [Member]
Income Tax [Abstract]
Applicable tax rate	27.00%
Colombia [Member]
Income Tax [Abstract]
Applicable tax rate	35.00%	35.00%